Other Benefit Plans (Schedule of Employees Eligible to Participate in Employee Stock Purchase Plan) (Detail) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
ESPP shares purchased	1,940	2,289	4,465	4,162	3,432
Average purchase price per share			$ 18.520	$ 15.865	$ 15.318